Leases - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 0	$ 0	$ 5,084,858
Movement of depreciation expense	215,257
Short-term lease		0	0
Total cash outflow for leases	$ 166,741	$ 308,405	$ 141,844